NOTE 7 - CONVERTIBLE DEBT	Mar. 31, 2023
March 31, 2023
NOTE 7 - CONVERTIBLE DEBT

NOTE 7 – CONVERTIBLE DEBT

As of December 31, 2022, the Company had the following:

Unsecured convertible debt with a principal amount of $6,750, due 01/19/17, 8% interest, default interest at 18%, converts at a 54% discount to market price based on the lowest trading prices in the last 20 days trading price	6,750
Unsecured convertible debt with a principal amount of $200,000, due 05/01/23, 12% interest, converts at a market price of $0.05 per share.	200,000
Unsecured convertible debt with a principal amount of $388,888, due 10/24/23, 0% interest, converts at the election of the holder at means ninety percent (90%) of the lowest VWAP of our common stock for the five (5) consecutive Trading Days immediately preceding the date of the issuance of a Conversion Election.	388,888

SUBTOTAL	595,638
Less: Discount	-
TOTAL	$ 595,638

Below represent the Black-Scholes Option Pricing Model calculations for the above convertible note payables:

Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	373,686	$ 8,144
Unsecured Convertible debt #2	4,424,000	$ 45,744
Unsecured Convertible debt #3	5,555,540	$ 133,031

As of March 31, 2023, the Company has an outstanding total of $21,200 in accrued interest for the above convertible note.

The Black-Scholes option-pricing model is used to estimate the derivative fair values.  This model requires a number of assumptions, of which the most significant are the stock price at the valuation date that ranged from $0.018 to $0.710 per share as well as the following assumptions:

Volatility	137% - 195%
Expected term	0.1 – 0.35 Years
Risk-free interest rate	0.17% – 4.69%
Expected dividend yield	0.00%

The expected term of each instrument was determined from each promissory note.  The expected volatility was based on an average of the volatility disclosed based on the standard deviation over the trailing twelve months multiplied by the square root of the number of observations per year or term.  The risk-free rate was based on the bank coupon equivalent rate offered by the United States Federal Reserve.

The convertible promissory notes #1 is in default but management has not been able to make contact with this party, due to them living out of the country. We have calculated the derivative liability as if it is in default (but the note’s default interest rate stays the same at 8%) and will still accrue appropriate interest until the note is fully satisfied or converted into the Company’s common stock.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt.

December 31, 2022
NOTE 7 - CONVERTIBLE DEBT

NOTE 7 – CONVERTIBLE DEBT

As of December 31, 2022, the Company had the following:

Unsecured convertible debt with a principal amount of $6,750, due 01/19/17, 8% interest, default interest at 18%, converts at a 54% discount to market price based on the lowest trading prices in the last 20 days trading price	6,750
Unsecured convertible debt with a principal amount of $156,000, due 08/05/23, 10% interest, converts at a market price of $0.05 per share. The proceeds from the sale of the Note were used to satisfy all but $17,000 of our obligations to Jay Decker pursuant to a previously issued promissory note to benefit from terms that our management believes are more favorable to the Company.	110,535
Unsecured convertible debt with a principal amount of $200,000, due 05/01/23, 12% interest, converts at a market price of $0.05 per share.	200,000

SUBTOTAL	317,285
Less: Discount	-
TOTAL	$317,285

Below represent the Black-Scholes Option Pricing Model calculations for the above convertible note payables:

Payee	Number of options valued	Value of Convertible Option
Unsecured Convertible debt #1	456,410	$ 8,037
Unsecured Convertible debt #2	2,210,691	$ 38,172
Unsecured Convertible debt #3	4,304,000	$ 55,802

As of December 31, 2022, the Company has an outstanding total of $18,674 in accrued interest for the above convertible note.

The Black-Scholes option-pricing model is used to estimate the derivative fair values.  This model requires a number of assumptions, of which the most significant are the stock price at the valuation date that ranged from $0.018 to $0.710 per share as well as the following assumptions:

Volatility	168% - 195%
Expected term	0.1 – 1.1 Years
Risk-free interest rate	0.17% – 4.02%
Expected dividend yield	0.00%

The expected term of each instrument was determined from each promissory note.  The expected volatility was based on an average of the volatility disclosed based on the standard deviation over the trailing twelve months multiplied by the square root of the number of observations per year or term.  The risk-free rate was based on the bank coupon equivalent rate offered by the United States Federal Reserve.

The convertible promissory notes #1 is in default but management has not been able to make contact with this party, due to them living out of the country. We have calculated the derivative liability as if it is in default (but the note’s default interest rate stays the same at 8%) and will still accrue appropriate interest until the note is fully satisfied or converted into the Company’s common stock.

The Company has determined that the conversion feature embedded in the notes referred to above that contain a potential variable conversion amount constitutes a derivative which has been bifurcated from the note and recorded as a derivative liability, with a corresponding discount recorded to the associated debt.